Cost Method Investments (Tables)	12 Months Ended
Dec. 31, 2023
Cost Method Investments [Abstract]
Schedule of Cost Method Investments	Cost method investments consist of the following:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	1,460,484	1,114,030	157,289
10% Investment (1 company)	38,000,000	268,422	37,898
9.0% Investment (2 company in the AR and virtual reality (“VR”) areas)	45,000,000	8,689,076	1,226,803
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	-	-
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	-	-
5.5% Investment (1 company in the AR, VR and game areas)	600,000	-	-
5.0% Investment (23 companies in the AR, VR and digital marketing areas as of December 31, 2023	13,600,000	542,654	76,617
4.5% Investment (1 company in the VR medical treatment areas)	200,000	-	-
4.0% Investment (13 companies in the AR, VR, 3D animation and software areas)	8,400,000	289,369	40,856
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	342,948	48,421
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	43,867	6,193
2.55% Investment (1 company in the AR, VR and 3D animation areas)	13,929,200	-	-
2.0% Investment (3 companies in the AR, VR, 3D animation and software areas)	1,200,000	25,022	3,533
1.0% Investment (12 companies in the AR, VR, 3D animation, hardware and software areas)	41,450,000	185,320	26,165
Total	170,639,684	11,500,708	1,623,775